8. EQUIPMENT: Schedule of Equipment (Details) - CAD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Equipment, Gross, start of period		$ 69,047	$ 62,706
Additions other than through business combinations, property, plant and equipment		3,784	6,341
Acquisitions through business combinations, property, plant and equipment		64,608
Equipment, Gross, end of period		137,439	69,047
Accumulated Amortization, start of period		38,030	23,361
Amortisation expense		9,688	14,669
Accumulated Amortization, end of period		47,718	38,030
Equipment, Carrying Value, start of period	[1]	31,017
Equipment, Carrying Value, end of period	[1]	89,721	31,017
Office equipment
Equipment, Gross, start of period		2,071	1,702
Additions other than through business combinations, property, plant and equipment		3,784	369
Acquisitions through business combinations, property, plant and equipment		1,636
Equipment, Gross, end of period		7,491	2,071
Accumulated Amortization, start of period		1,089	759
Amortisation expense		523	330
Accumulated Amortization, end of period		1,612	1,089
Equipment, Carrying Value, start of period		982
Equipment, Carrying Value, end of period		5,879	982
Computer equipment
Equipment, Gross, start of period		3,898	0
Additions other than through business combinations, property, plant and equipment		0	3,898
Acquisitions through business combinations, property, plant and equipment		62,972
Equipment, Gross, end of period		66,870	3,898
Accumulated Amortization, start of period		1,151	0
Amortisation expense		979	1,151
Accumulated Amortization, end of period		2,130	1,151
Equipment, Carrying Value, start of period		2,747
Equipment, Carrying Value, end of period		64,740	2,747
Laboratory Equipment
Equipment, Gross, start of period		38,896	36,822
Additions other than through business combinations, property, plant and equipment		0	2,074
Acquisitions through business combinations, property, plant and equipment		0
Equipment, Gross, end of period		38,896	38,896
Accumulated Amortization, start of period		19,534	12,449
Amortisation expense		5,808	7,085
Accumulated Amortization, end of period		25,342	19,534
Equipment, Carrying Value, start of period		19,362
Equipment, Carrying Value, end of period		13,554	19,362
Leasehold Improvements
Equipment, Gross, start of period		24,182	24,182
Additions other than through business combinations, property, plant and equipment		0	0
Acquisitions through business combinations, property, plant and equipment		0
Equipment, Gross, end of period		24,182	24,182
Accumulated Amortization, start of period		16,256	10,153
Amortisation expense		2,378	6,103
Accumulated Amortization, end of period		18,634	16,256
Equipment, Carrying Value, start of period		7,926
Equipment, Carrying Value, end of period		$ 5,548	$ 7,926

[1]	Note 8.